FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Weyland Capital Management, LLC
Address:  22 Deer Street
	 Suite 200
	Portsmouth, NH 03801
Form 13F File Number: 028-14629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Polly Henkel		 Title: Chief Compliance Officer
Phone: 603-433-8994

Signature, Place, and Date of Signing:

Polly Henkel
Portsmouth, NH
10/10/2012



Report Type (Check only
one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $95,455
            (thousands)
List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



       Form 13F Information Table                                 VALUE  SHARES/ SH/ PUT/INVSTMT OTHER     VOTING AUTHORITY
       NAME OF ISSUER                  TITLE OF CLASS   CUSIP     (x$1000PRN AMT PRN CALLDSCRETN MANAGERS  SOLE   SHARED    NONE
       C H ROBINSON WORLDWIDE INC      COM NEW          12541W209    2030 34647.1SH      SOLE                               NONE
       ECOLAB INC                      COM NEW          278865100     702   10827SH      SOLE                               NONE
       ISHARES TR RUSSELL 1000 G INDEX RUSSELL1000GRW   464287614   50796  761557SH      SOLE                               NONE
       ISHARES TR RUSSELL 2000 V INDEX RUSSELL2000VAL   464287630   14144  191291SH      SOLE                               NONE
       SPDR GOLD TRUST                 GOLD             78463V107   16005   93112SH      SOLE                               NONE
       TIBCO SOFTWARE INC              COM              88632Q103     718   23747SH      SOLE                               NONE
       COLGATE PALMOLIVE CO            COM              194162103     314    2924SH      SOLE                               NONE
       PHILIP MORRIS INTL INC          COM              718172109     220    2447SH      SOLE                               NONE
       VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF 922042858   10321  247394SH      SOLE                               NONE
       AUTOMATIC DATA PROCESSING INC   COM              053015103     205    3490SH      SOLE                               NONE